Loan commitments and financial guarantee contracts	12 Months Ended
Dec. 31, 2019
Loan commitments and financial guarantee contracts
Loan commitments and financial guarantee contracts

11.     Loan commitments and financial guarantee contracts

In the normal course of business, to meet the financing needs of its customers, the Bank is party to loan commitments and financial guarantee contracts. These instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated statement of financial position. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,	December 31,
	2019	2018
Documentary letters of credit	169,320	218,988
Stand-by letters of credit and guarantees - commercial risk	255,481	179,756
Credit commitments	68,571	103,143
Total loans commitments and financial guarantee contracts	493,372	501,887

The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,	December 31,
Maturities	2019	2018
Up to 1 year	424,744	434,544
From 1 to 2 years	8,628	200
From 2 to 5 years	60,000	67,143
Total	493,372	501,887